Legal proceedings	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Legal proceedings

26. Legal proceedings

The Company is a defendant in numerous legal and administrative actions in the ordinary course of business, including civil, tax, environmental and labor proceedings.

The Company makes use of estimates to recognize the amounts and the probability of outflow of resources, based on reports and technical assessments and on management’s assessment. Provisions are recognized for probable losses of which a reliable estimate can be made.

Arbitral, legal and administrative decisions against the Company, new jurisprudence and changes of existing evidence can result in changes regarding the probability of outflow of resources and on the estimated amounts, according to the assessment of the legal basis.

The lawsuits related to Brumadinho event (note 23) and the Samarco dam failure (note 24) are presented in its specific notes to these financial statements and, therefore, are not disclosed below.

a) Provision for legal and administrative proceedings

Effects in income statements

	Three-month period ended June 30,		Six-month period ended June 30,
	2025	2024	2025	2024
Tax litigations	–	(1)	(2)	(5)
Civil litigations	55	(6)	39	(18)
Labor litigations	(57)	(45)	(96)	(78)
Environmental litigations	(31)	(2)	(31)	(3)
Total	(33)	(54)	(90)	(104)

Changes in the provisions in the period

	Tax litigation	Civil litigation	Labor litigation	Environmental litigation	Total of litigation provision
Balance as of December 31, 2024	201	290	482	40	1,013
Additions and reversals, net	2	(39)	96	31	90
Payments	(17)	(30)	(48)	(30)	(125)
Indexation and interest	1	10	18	1	30
Transfer to held for sale and payables taxes	(62)	(5)	–	(27)	(94)
Translation adjustment	26	35	69	6	136
Balance as of June 30, 2025	151	261	617	21	1,050

Balance as of December 31, 2023	90	380	514	15	999
Additions and reversals, net	5	18	78	3	104
Payments	(2)	(58)	(53)	–	(113)
Indexation and interest	9	15	1	1	26
Translation adjustment	(13)	(52)	(68)	(3)	(136)
Balance as of June 30, 2024	89	303	472	16	880

The Company has considered all information available to assess the likelihood of an outflow of resources and in the preparation on the estimate of the costs that may be required to settle the obligations.

Tax litigations – The Company is party to several administrative and legal proceedings related mainly to the incidence of Brazilian federal contributions ("PIS" and "COFINS"), Value-added tax ("ICMS") and other taxes.

Civil litigations – Refers to lawsuits for: (i) indemnities for losses, payments and contractual fines due to contractual imbalance or non-compliance that are alleged by suppliers, and (ii) land claims referring to real estate Vale's operational activities.

Labor litigations – Refers to lawsuits for claims by in-house employees and service providers, primarily involving demands for additional compensation for overtime work, moral damages or health and safety conditions.

Environmental litigations – Refers mainly to proceedings for environmental damages and issues related to environmental licensing.

b) Contingent liabilities

	June 30, 2025	December 31, 2024
Tax litigations	6,929	5,995
Civil litigations	1,443	1,274
Labor litigations	349	292
Environmental litigations	1,172	1,050
Total	9,893	8,611

c) Judicial deposits

	June 30, 2025	December 31, 2024
Tax litigations	363	338
Civil litigations	104	78
Labor litigations	119	110
Environmental litigations	12	11
Total	598	537

d) Guarantees contracted for legal proceedings

In addition to the above-mentioned tax, civil, labor and environmental judicial deposits, the Company contracted US$3.4 billion (December 31, 2024: US$2.9 billion) in guarantees for its lawsuits, as an alternative to judicial deposits.